29. Fair value of financial assets and liabilities (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Level 1 [Member]
Financial Liabilities at Measured Amortized Cost:
Deposits of Brazil's Central Bank and deposits of credit institutions
Customer deposits
Marketable debt securities
Subordinated Debt
Debt instruments Eligible Capital
Other financial liabilities
Total
Level 2 [Member]
Financial Liabilities at Measured Amortized Cost:
Deposits of Brazil's Central Bank and deposits of credit institutions	58,579,090	99,271,415	99,022,806
Customer deposits	55,096,002	336,593,455	304,197,800
Marketable debt securities		10,205,065	4,599,204
Subordinated Debt		10,175,961	9,885,607
Debt instruments Eligible Capital			9,779,944
Other financial liabilities
Total	113,675,092	456,245,896	427,485,361
Level 3 [Member]
Financial Liabilities at Measured Amortized Cost:
Deposits of Brazil's Central Bank and deposits of credit institutions	73,075,341
Customer deposits	390,760,088
Marketable debt securities	57,265,307	63,684,284	70,027,028
Subordinated Debt
Debt instruments Eligible Capital	13,119,660
Other financial liabilities	59,822,683	55,565,954	49,782,780
Total	594,043,080	119,250,238	119,809,808
Accounting Value [member]
Financial Liabilities at Measured Amortized Cost:
Deposits of Brazil's Central Bank and deposits of credit institutions	131,656,962	99,271,415	99,022,806
Customer deposits	445,813,972	336,514,597	304,197,800
Marketable debt securities	56,875,514	73,702,474	74,626,232
Subordinated Debt		10,175,961	9,885,607
Debt instruments Eligible Capital	13,119,660		9,779,944
Other financial liabilities	59,822,683	55,565,954	49,782,780
Total	707,288,791	575,230,401	547,295,169
Fair Value [Member]
Financial Liabilities at Measured Amortized Cost:
Deposits of Brazil's Central Bank and deposits of credit institutions	131,654,431	99,271,415	99,022,806
Customer deposits	445,856,090	336,593,455	304,197,800
Marketable debt securities	57,265,307	73,889,348	74,626,232
Subordinated Debt		10,175,961	9,885,607
Debt instruments Eligible Capital	13,119,660		9,779,944
Other financial liabilities	59,822,683	55,565,954	49,782,780
Total	R$ 707,718,171	R$ 575,496,133	R$ 547,295,169